Finance Lease Liabilities	12 Months Ended
Dec. 31, 2021
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES
14.	FINANCE LEASE LIABILITIES

	As of December 31,
	2021	2020
Current portion	$619,301	$632,105
Non-current portion	666,455	1,023,366
Finance lease liabilities	$1,285,756	$1,655,471

For the years ended December 31, 2021, 2020 and 2019, interest expense was $84,794, $98,405 and $135,708, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As of December 31,
	2021	2020
Within 1 year	$673,105	$701,796
After 1 year but within 5 years	713,092	1,074,047
Less: Finance charges	(100,441)	(120,372)
Present value of finance lease liabilities, net	$1,285,756	$1,655,471

Finance lease assets comprise primarily vehicles and office equipment as follow:

	As of December 31,
	2021	2020
Cost	$2,819,697	$3,172,647
Less: Accumulated depreciation	(927,408)	(937,442)
Net book value	$1,892,290	$2,235,205